Retirement Benefit Plans (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			$ 2.6	$ 1.6
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	2.7	2.3	5.2	4.6
Interest Cost	2.7	2.4	5.2	5.0
Expected Return on Plan Assets	(1.7)	(1.6)	(3.3)	(3.2)
Settlement/Curtailment	0	0	1.0	0
Net Amortization	0.9	1.0	1.8	1.7
Net Periodic Benefit Cost	4.6	4.1	9.9	8.1
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	0.1	0	0.1	0
Interest Cost	0.4	0.4	0.9	0.9
Expected Return on Plan Assets	0	0	0	0
Settlement/Curtailment	0	0	0	0
Net Amortization	(0.1)	0	(0.2)	(0.1)
Net Periodic Benefit Cost	$ 0.4	$ 0.4	$ 0.8	$ 0.8